ACQUISITIONS - Acquisition of Aerosint (Details) - USD ($) $ in Thousands		6 Months Ended
	Jun. 24, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Consideration Transferred [Abstract]
Current portion of contingent consideration		$ 1,429
Contingent consideration, net of current portion		4,655
Gross Value		186,519
Liabilities assumed:
Goodwill		251,060	$ 2,300	$ 2,252	$ 2,252
Pro forma financial information
Net revenues		34,883	28,974
Net income (loss)		(108,357)	$ (53,497)
Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value		126,540		$ 10,193
Trade name
Business Combination, Consideration Transferred [Abstract]
Gross Value		9,079
Aerosint
Business Combination, Consideration Transferred [Abstract]
Purchase consideration	$ 17,700
Payment to acquire business	$ 6,200
Common stock issued for acquisition	879,922
Common stock fair value issued for acquisition	$ 11,500
Period to achieve revenue metrics and technical milestone	3 years
Fair value of contingent consideration	$ 6,100
Current portion of contingent consideration	1,400	1,400
Contingent consideration based on revenue metric		5,500
Fair value of contingent consideration based on revenue metric		4,600
Contingent consideration based on production technical milestones		2,000
Fair value of contingent consideration based on production technical milestone		1,500
Contingent consideration, net of current portion		$ 4,700
Gross Value	11,726
Transaction costs	900
Assets acquired:
Cash and cash equivalents	419
Accounts receivable	34
Inventory	166
Prepaid expenses and other current assets	697
Property and equipment	369
Intangible assets	11,726
Other noncurrent assets	336
Total assets acquired	13,747
Liabilities assumed:
Accounts payable	58
Customer deposits	283
Current portion of lease liability	100
Accrued expenses and other current liabilities	169
Deferred revenue	810
Current portion of contingent consideration	1,429
Lease liability, net of current portion	226
Contingent consideration, net of current portion	4,655
Deferred tax liability	3,524
Total liabilities assumed	11,254
Net assets acquired	2,493
Goodwill	15,174
Aerosint | Acquired technology
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 11,547
Estimated Life	11 years 6 months
Aerosint | Trade name
Business Combination, Consideration Transferred [Abstract]
Gross Value	$ 179
Estimated Life	4 years 6 months